Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Current income tax expense	$ 0	$ (776,109)	$ 2,876,710
Deferred taxation	0	(23,939)	848,541
Income Tax Expense (Benefit)	$ 0	$ (802,627)	$ 3,729,238